Schedule of Investments August 31, 2021 (unaudited)

Tortoise MLP & Energy Income Fund

	Principal Amount/Shares	Fair Value
Common Stocks - 48.4% (1)
Britain Renewables and Power Infrastructure - 1.7% (1)
Atlantica Yield plc	182,140	$6,850,285
Canadian Crude Oil Pipelines - 3.7% (1)
Enbridge Inc.	380,584	14,960,757
Canadian Natural Gas Pipelines - 3.5% (1)
TC Energy Corporation	298,875	14,190,585
United States Crude Oil Pipelines - 3.8% (1)
Plains GP Holdings, L.P.	1,538,108	15,011,934
United States Gathering and Processing - 3.7% (1)
Equitrans Midstream Corporation	706,020	6,163,555
Targa Resources Corp.	194,134	8,526,365
		14,689,920
United States Natural Gas/Natural Gas Liquids Pipelines - 18.9% (1)
Cheniere Energy, Inc. (2)	228,685	20,000,790
Kinder Morgan, Inc.	770,377	12,534,034
New Fortress Energy, Inc.	271,245	7,966,466
ONEOK, Inc.	329,694	17,315,529
The Williams Companies, Inc.	720,624	17,792,206
		75,609,025
United States Oil & Gas Production - 7.2% (1)
ConocoPhillips	178,975	9,938,482
EQT Corporation (2)	487,205	8,930,468
Pioneer Natural Resources Company	67,190	10,056,327
		28,925,277
United States Renewables and Power Infrastructure - 5.9% (1)
Clearway Energy, Inc.	261,095	8,195,772
NextEra Energy Partners LP	192,040	15,349,757
		23,545,529
Total Common Stocks
(Cost $185,023,622)		193,783,312

Corporate Bonds - 25.1%(1)
Canadian Natural Gas Pipelines - 1.9%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	$7,600,000	7,741,132
Marshall Island Marine Transportation - 1.1%(1)
Teekay Corporation
9.250%, 11/15/2022 (3)	4,050,000	4,168,685
United States Gathering and Processing - 11.4%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	6,370,000	6,569,190
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	3,575,000	3,869,973
6.625%, 07/15/2026 (3)	3,800,000	3,966,250
EnLink Midstream Partners, LP
4.850%, 07/15/2026	7,550,000	7,867,024
EnLink Midstream, LLC
5.375%, 06/01/2029	4,455,000	4,579,874
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	8,125,000	8,446,912
5.125%, 06/15/2028 (3)	4,050,000	4,247,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,537,000	6,001,942
		45,548,603
United States Natural Gas Pipelines - 5.5%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	9,125,000	13,166,626
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	850,000	880,838
5.500%, 01/15/2028 (3)	7,925,000	8,014,592
		22,062,056
United States Oil Field Services - 1.7%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	6,575,000	6,838,066
United States Other - 3.5%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	8,800,000	8,943,000
6.500%, 09/30/2026 (3)	5,000,000	5,032,250
		13,975,250
Total Corporate Bonds
(Cost $94,794,443)		100,333,792

Master Limited Partnerships - 23.6% (1)
United States Natural Gas Gathering/Processing - 2.7% (1)
Crestwood Equity Partners LP	80,135	2,111,557
Western Midstream Partners, LP	446,900	8,821,806
		10,933,363
United States Natural Gas Pipelines - 12.4% (1)
DCP Midstream, LP	725,924	18,917,579
Energy Transfer LP	2,063,943	19,194,670
Enterprise Products Partners L.P.	523,312	11,648,925
		49,761,174
United States Refined Product Pipelines - 8.5% (1)
Magellan Midstream Partners, L.P.	261,848	12,885,540
MPLX LP	532,817	14,982,814
Phillips 66 Partners LP	171,090	6,116,468
		33,984,822
Total Master Limited Partnerships
(Cost $73,904,351)		94,679,359

Convertible Preferred Stock - 1.1% (1)
United States Renewables and Power Infrastructure - 1.1% (1)
CenterPoint Energy, Inc.
(Cost $3,646,043)	92,215	4,270,477

Short-Term Investment - 1.3% (1)
United States Investment Company - 1.3% (1)
First American Government Obligations Fund, Class X, 0.028% (4)
(Cost $5,361,300)	5,361,300	5,361,300

Total Investments - 99.5% (1)
(Cost $362,729,759)		398,428,240
Other Assets in Excess of Liabilities, Net - 0.5%(1)		2,005,754
Total Net Assets - 100.0%(1)		$400,433,994

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of August 31, 2021, the value of this investment was $81,884,952 or 20.4% of total net assets.

(4)	Rate indicated is the current yield as of August 31, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$193,783,312	$-	$-	$193,783,312
Corporate Bonds	-	100,333,792	-	100,333,792
Master Limited Partnerships	94,679,359	-	-	94,679,359
Short-Term Investment	5,361,300	-	-	5,361,300
Convertible Preferred Stock	4,270,477	-	-	4,270,477
Total Investments	$298,094,448	$100,333,792	$-	$398,428,240

Refer to the Fund's Schedule of Investments for additional industry information.